Fair Value Measurements - Schedule of Quantitative Information of Assets Measured at Fair Value on Nonrecurring Basis (Detail) - Level III [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)
Impaired Loans [Member] | Appraisal of Collateral [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Estimate		$ 10
Impaired loan, measurement input		(0.10)
Impaired Loans [Member] | Appraisal of Collateral [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input		(0.20)
Impaired Loans [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Estimate	$ 553
Impaired Loans [Member] | Valuation Technique, Discounted Cash Flow [Member] | Minimum [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	3 years 10 months 24 days
Impaired Loans [Member] | Valuation Technique, Discounted Cash Flow [Member] | Minimum [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	0.035
Impaired Loans [Member] | Valuation Technique, Discounted Cash Flow [Member] | Maximum [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	26 years 10 months 24 days
Impaired Loans [Member] | Valuation Technique, Discounted Cash Flow [Member] | Maximum [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	0.060
Impaired Loans [Member] | Valuation Technique, Discounted Cash Flow [Member] | Weighted Average [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	16 years
Impaired Loans [Member] | Valuation Technique, Discounted Cash Flow [Member] | Weighted Average [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	0.053
Other Real Estate Owned [Member] | Appraisal of Collateral [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Estimate	$ 99
Impaired loan, measurement input	(0.10)
Other Real Estate Owned [Member] | Appraisal of Collateral [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	(0.33)